Balance Sheets - Genesis Unicorn Capital Corp [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 89,098	$ 98,254
Prepaid expenses - current	131,844	157,134
Total current assets	220,942	255,388
Prepaid expenses - noncurrent		19,007
Investments held in Trust Account	58,105,401	88,824,794
Total Assets	58,326,343	89,099,189
Current liabilities:
Accounts payable	63,564	23,474
Franchise tax payable	20,000	200,000
Income tax payable	56,540	227,000
Total current liabilities	3,350,019	1,158,646
Deferred underwriting commissions payable	2,803,125	2,803,125
Total Liabilities	6,153,144	3,961,771
Commitments and Contingencies (Note 6)
Class A common stock subject to possible redemption; 5,447,059 and 8,625,000 shares at redemption value of $10.63 and $10.24 per share at June 30, 2023 and December 31, 2022, respectively	57,928,860	88,297,794
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,250,000 shares authorized; none issued and outstanding at June 30, 2023 and December 31, 2022
Additional paid-in capital
Accumulated deficit	(5,755,919)	(3,160,634)
Total Stockholders’ Deficit:	(5,755,661)	(3,160,376)
Total Liabilities and Stockholders’ Deficit:	58,326,343	89,099,189
Common Class A [Member]
Stockholders’ Deficit:
Common stock , value	42	42
Common Class B [Member]
Stockholders’ Deficit:
Common stock , value	216	216
Nonrelated Party [Member]
Current liabilities:
Accrued expenses - related party	759,915	448,172
Related Party [Member]
Current liabilities:
Accrued expenses - related party		10,000
Promissory note - related party	$ 2,450,000	$ 250,000